SHORT-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOAN ARRANGEMENTS

The following table summarizes the Company’s outstanding short-term loan arrangements:

	December 31, 2025	December 31, 2024
Insurance funding loan	$205,403	$258,552
Short-term loans from related parties (See Note 16)	-	5,875,000
Other short-term loans	-	3,875,000
Total	$205,403	$10,008,552